Business Combinations - Narrative (Details) $ in Thousands			12 Months Ended
	Sep. 09, 2025 USD ($)	Oct. 02, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) segment
Asset Acquisition [Line Items]
Number of reportable segments | segment					2
Gain on disposition			$ 0	$ 8,725	$ (605)
GEH Singapore
Asset Acquisition [Line Items]
Proceeds from Divestiture of Businesses		$ 20,000
Gain on disposition		$ 9,255
Merlyn Mind
Asset Acquisition [Line Items]
Business combination, consideration transferred	$ 212
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	3 years
GEH Singapore
Asset Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		85.00%